Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in operating assets and liabilities:
Net cash provided by operating activities	$ 18,014	¥ 117,536	¥ 54,366	¥ 25,381
Cash flow from financing activities
Proceeds from related parties	(7,008)	(45,726)	4,606	(36,382)
Effect of exchange	829	(1)	0	(2,014)
Net cash provided by(used in) financing activities	(10,993)	(71,726)	(2,344)	(41,332)
At beginning of period/year	17,383	60,871
At end of period/year	17,383	113,423	60,871
Parent Company [Member]
Cash flow from operating activities
Net income	3,006	19,610	11,363	(22,172)
Adjustment to reconcile net income (loss) to net cash from operating activities:
Equity in earnings of subsidiaries	(3,006)	(19,610)	(11,366)	21,223
Foreign exchange gain	0	0	0	0
Changes in operating assets and liabilities:
Other current assets	0	0	0	0
Other current liabilities			(12)	(814)
Net cash provided by operating activities			(15)	(1,763)
Cash flow from financing activities
Payments to related parties				(639)
Proceeds from related parties	(1)	(3)		2,294
Effect of exchange	0	0	0	1
Net cash provided by(used in) financing activities	(1)	(3)		1,656
Net increase(decrease) in cash	(1)	(3)	(15)	(107)
At beginning of period/year	1	3	18	125
At end of period/year	$ 0	¥ 0	¥ 3	¥ 18